SHAREHOLDERS' CAPITAL (Details) - CAD ($) $ / shares in Units, $ in Thousands	3 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of classes of share capital [line items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share (in CAD per share)	$ 0	$ 0
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners		$ 23
Preference shares
Disclosure of classes of share capital [line items]
Par value per share (in CAD per share)	$ 0
Number of shares authorised (in shares)	50,000,000
Number of shares outstanding	0
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share (in CAD per share)		$ 0
Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid (in shares)	0